Prepaid Expenses and Deposit to Vendors - Schedule of Prepaid Expenses (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Professional fees, rent and other prepaid expenses	$ 44,066	$ 22,861	$ 28,966
Third party vendor deposits	45,636	41,150
Total	$ 89,702	$ 64,011	$ 28,966